Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense/(Benefit)
a)
Income tax expense/(benefit) (in thousands)

	2020	2021	2022
Current tax:
Corporate tax	$32,430	$33,105	$21,969
Prior year adjustments	(96)	3,567	16,613
Total current tax	32,334	36,672	38,582
Total deferred tax benefit, net	(46,768)	(33,670)	(42,105)
Income tax (benefit)/expense	$(14,434)	$3,002	$(3,523)

Summary of Reconciliation of Effective Tax Rate

The tax on the Group’s (loss)/profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profit of the consolidated entities as follows (in thousands):

	2020	2021	2022
(Loss)/profit before tax	$(3,330,057)	$1,473,613	$341,332
Tax at the UK tax rate of 19.00% (2021: 19.00%, 2020:19.00%)	(632,711)	279,986	64,853
Tax effects of:
Sundry non-taxable income	(9,555)	(45,567)	(2,396)
Sundry non-taxable expense	22,262	20,493	70,871
Non-taxable items evaluated at fair value	548,524	(311,379)	(246,121)
Taxes paid overseas and rate difference	5,816	(6,260)	(5,765)
Adjustments in respect of change in tax rates	-	(937)	9,347
Adjustments in respect of prior year	(96)	3,567	16,613
Unrecognized deferred tax assets	51,326	63,099	117,204
Difference in tax rate on unrecognized deferred tax assets	-	-	(28,129)
Income tax (benefit)/expense	$(14,434)	$3,002	$(3,523)

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consist of the following at December 31 (in thousands):

	Note	Deferred tax assets	Deferred tax liabilities
At January 1, 2021		$13,556	$182,463
Deferred tax recognized to profit or loss		-	-
Deferred tax released to profit or loss		393	(33,275)
Foreign exchange		(913)	(296)
Reclassifications to balance sheet		298	672
Deferred tax recognized on acquisitions to balance sheet	31	-	6,461
At December 31, 2021		$13,334	$156,025
Deferred tax recognized to profit or loss		11,035	188
Deferred tax released to profit or loss		(3,922)	(35,179)
Foreign exchange		(851)	(172)
Reclassifications to balance sheet		(30)	(2,308)
Deferred tax recognized on acquisitions to balance sheet	31	-	8,794
At December 31, 2022		$19,566	$127,348

Deferred tax, net liability at December 31, 2022			$107,782

Summary of Trading Losses

	Local currency	2021	2021	2022	2022
		Local '000	$’000	Local '000	$’000
UK trading losses	GBP	882,753	1,191,629	1,281,857	1,545,278
US Net Operating Losses (“NOL”)	USD	276,649	276,649	299,389	299,389
Brazil trading losses	BRL	74,570	13,377	62,036	11,815
Japan trading losses	JPY	525,141	4,560	502,644	3,773
Hong Kong trading losses	HKD	11,795	1,512	1,152	148
		1,770,908	1,487,727	2,147,078	1,860,403